Income tax expenses - Composition of deferred tax assets and liabilities (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2023
Deferred tax assets
Licensed copyrights		¥ 6,351	¥ 5,527
Tax losses carried forward and others		66,120	52,410
Total deferred tax assets, gross		72,471	57,937
Valuation allowance		(59,310)	(46,576)
Total deferred tax assets		13,161	11,361
Deferred tax liabilities
Identifiable intangible assets		(5,122)	(14,176)
Withholding tax on undistributed earnings		(8,559)	(8,170)
Equity method investees and others		(34,773)	(30,666)
Total deferred tax liabilities		(48,454)	(53,012)
Net deferred tax liabilities		(35,293)	(41,651)
Undistributed earnings intended to be invested indefinitely in the PRC		362,600	¥ 304,700
Ant Group Co., Ltd
Deferred tax liabilities
Deferred tax effect	¥ 19,700
Equity interest (as a percent)	33.00%			33.00%
Singapore
Income tax
Accumulated tax losses of subsidiaries		41,583
Turkiye
Income tax
Accumulated tax losses of subsidiaries		7,078
Hong Kong
Income tax
Accumulated tax losses of subsidiaries		6,012
PRC
Income tax
Accumulated tax losses of subsidiaries		¥ 147,839